Intangible Assets, Goodwill and Other Assets (Schedule of Other Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
CO2 volumetric production payments, net of amortization	$ 890		$ 2,175
Deferred marine charges, net	28,175		30,246
Contract Liabilities	72,241	$ 59,204	0
Other deferred costs and deposits	20,401		24,207
Other assets, net of amortization	$ 121,707	$ 115,832	$ 56,628